SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A Common Stock Subject to Possible redemption (Details) - Monterey Capital Acquisition Corporation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	$ (2,491,431)
Less: Redemption of Class A common stock shares	(20,961,169)	$ 0
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from sale of Public Units		92,000,000
Less: Proceeds allocated to Public Warrants		(1,613,009)
Less: Proceeds allocated to Rights		(4,301,659)
Less: Proceeds allocated to underwriter's overallotment option		(52,147)
Less: Issuance costs allocated to Class A common stock subject to possible redemption		(8,139,659)
Accretion to redemption value of Class A common stock subject to possible redemption		15,026,474
Accretion to redemption value of Class A common stock subject to possible redemption due to dividend and interest income earned	3,434,458	848,637
Balance at the beginning	93,768,637
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments	2,491,431
Less: Redemption of Class A common stock shares	(20,961,169)
Balance at the end	$ 78,733,357	$ 93,768,637